UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                       Washington DC 20549

                           FORM N-Q


          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                 REGISTERED MANAGEMENT COMPANY


          Investment Company Act file number:  811-08763

          Name of registrant: MH Elite Portfolio of Funds, Inc.

          Address: 220 Russell Avenue
                   Rahway, NJ 07065

          Agent for service: MH Elite Portfolio of Funds, Inc.
                             220 Russell Avenue
                             Rahay, NJ 07065

          Registrant's telephone number, including area code: 1-800-318-7969


Date of fiscal year end:   December 31

Date of reporting period:  March 31, 2005

Item 1:  Schedule of Investments

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds
                     Schedule of Portfolio of Investments
                               March 31, 2005


   Mutual Funds                                        Quantity         Value

        Bridgeway Ultra Small Company Market Fund       24,517     $   397,178
        Bjurman Micro-Cap Growth Cl D                   11,929         350,584
        Bogle Small Cap Growth                          12,992         332,865
        Boston Partners Small Cap Value                 10,095         227,545
        James Advantage Small Cap fund                   9,872         189,437
	  Fifth Third FDS Micro Cap Value	        30,080	       315,242
	  Munder Small Cap Value Cl A	                12,480	       310,259
	  Numeric Investors Small Cap Value	        21,810	       408,937
	  Perritt Micro Cap Opportunities Fund	         8,828	       239,155
	  RS Investment Partners	                11,721	       402,497
	  Royce Opportunity Fund	                26,835	       341,606
	  Royce Value Plus Fund	                        36,475	       377,521
	  Tamarack Enterprise 	                         8,692	       211,553
	  Wasatch Advisors Micro Cap Fund               42,511	       287,371
	  Wasatch Small Cap Value Fund                  34,098	       177,994
	  William Blair Small Cap Growth Fund	        18,016	       439,955
                                                                    ----------

	Total Mutual Funds 		                             5,009,699
                                                                    ----------

   Short-Term Securities

	TD Waterhouse Money Market		                         9,770
                                                                    ----------

   Total Investments in Securities			             5,019,469

   Other assets 			                                72,252
                                                                    ----------

   Net Assets			                                    $5,091,721
                                                                    ==========

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                           MH Elite Portfolio of Funds, Inc.

                               MH Elite Fund of Funds
                         Schedule of Portfolio of Investments
                                   March 31, 2005


   Mutual Funds 		                       Quantity	        Value

        American Funds Amcap F                          8,782      $   155,882
        American Funds - Growth Fund of America F       9,783          261,696
        Artisan Mid Cap Value Fund                      9,447          168,527
        Brandywine Blue Fund                            7,025          194,591
        Calamos Growth A                                3,215          160,446
        Cambiar Opportunity Inst                       16,444          275,600
        Chesapeake Core Growth                          9,459          153,322
        Delaware American Services CL A                10,513          157,592
        Dodge & Cox Stock                               1,780          229,995
        Excelsior Value and Restructuring               5,367          222,210
        Hotchkis and Wiley Large Cap Value CL A         9,694          216,959
        Hotchkis and Wiley Mid-Cap Value CL A           8,655          233,339
        ICAP Select Equity                              6,545          227,562
        Jensen Portfolio                                6,458          154,725
        Mairs & Power Growth                            4,020          276,079
        Meridian Value                                  4,418          165,338
        PIMCO PEA Value A                              12,448          210,625
        Primecap Odyssey Growth                        18,850          200,566
        Quaker Aggressive Growth CL A                  10,023          222,319
        Schneider Value Fund                           10,116          198,078
        Wasatch Heritage Growth                        15,004          161,738
                                                                   -----------

        Total Mutual Funds                                           4,247,189
                                                                   -----------
   Short-Term Securities

        TD Waterhouse Money Market                                      54,699
                                                                   -----------

   Total Investments in Securities                                   4,301,888

   Other assets                                                        132,268
                                                                   -----------

   Net Assets                                                      $ 4,434,156
                                                                   ===========

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Item 2: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 3:
                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.




(Registrant)    MH Elite Portfolio of Funds, Inc.

By (Signature and Title)    /s/ Jeff Holcombe

                                Jeff Holcombe Vice President


Date: May 23, 2005